Offerings	Aug. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Subordinate Voting Shares not subject to outstanding awards
Amount Registered | shares	61,449,788
Proposed Maximum Offering Price per Unit	0.735
Maximum Aggregate Offering Price	$ 45,165,594.18
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,914.85
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional subordinate voting shares (the "Shares") of Vireo Growth Inc. that may be offered and issued to prevent dilution resulting from share dividends, share splits, reverse share splits, combinations of shares, spin-offs, recapitalizations, mergers or similar capital adjustments as provided in the 2018 Equity Plan (the "2018 Plan") and the 2019 Equity Incentive Plan (the "2019 Plan" and together with the 2018 Plan, the "Plans"). Represents Shares that were added to the shares reserved for issuance under the 2019 Plan. Calculated in accordance with Rule 457(c) and (h) under the Securities Act based on the average of the high and low prices for the Shares reported on the OTCQX on August 13, 2025, which was $0.735 per share.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Subordinate Voting Shares subject to outstanding options
Amount Registered | shares	19,533,208
Proposed Maximum Offering Price per Unit	0.51
Maximum Aggregate Offering Price	$ 9,961,936.08
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,525.17
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional Shares of Vireo Growth Inc. that may be offered and issued to prevent dilution resulting from share dividends, share splits, combinations of shares, spin-offs, recapitalizations, mergers or similar adjustments as provided in the Plans. Represents Shares that may be issued upon the exercise of outstanding options granted under the Plans. Based on weighted average exercise price of $0.51 of options granted under the Plans outstanding as of August 18, 2025.